GOODWILL (Changes In Carrying Amount Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017
Goodwill [Roll Forward]
Balance at beginning of year	$ 163,953	$ 164,007
Goodwill, Acquired During Period	0	0
Foreign currency translation adjustment	(145)	(54)
Balance at end of year	163,808	163,953
Chili's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	125,556	125,610
Goodwill, Acquired During Period	0	0
Foreign currency translation adjustment	(145)	(54)
Balance at end of year	125,411	125,556
Maggiano's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	38,397	38,397
Goodwill, Acquired During Period	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	$ 38,397	$ 38,397